Cash flow from operations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flow from operations
Earnings/(loss) before interest and tax (EBIT/(LBIT))	R 18,819	R (27,305)	R 21,520
Adjusted for
share of profits of equity accounted investments	(1,623)	(1,758)	(2,623)
equity-settled share-based payment	914	986	1,033
depreciation and amortisation	14,002	15,644	16,491
effect of remeasurement items	19,645	75,414	33,898
movement in long-term provisions
income statement charge	(2,807)	(651)	(718)
utilisation	(769)	(459)	(811)
movement in short-term provisions	87	280	(261)
movement in post-retirement benefits	272	373	381
translation effects	799	673	(1,821)
write-down of inventories to net realisable value	171	370	948
movement in financial assets and liabilities	(3,063)	(4,588)	(6,708)
movement in other receivables and payables	334	(1,119)	(5,205)
other non-cash movements	(254)	(698)	463
Cash flow from operations	R 46,527	R 57,162	R 56,587